Other Financial Assets - Summary of Other Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Deposits		₩ 10,480
Short-term loans	₩ 16,116	16,766
Other current financial assets	46,301	27,252
Non-current assets
Financial asset at fair value through profit or loss		1,552
Other non-current financial assets	144,214	59,836
Derivatives [member]
Current assets
Current Financial Assets At Fair value through profit Or loss	13,059
Non-current assets
Other non-current financial assets		842
Debt securities [member] | Government bonds [member]
Current assets
Debt instrument Government bonds		6
Current financial assets measured at fair Value through Other Comprehensive Income	106
Non-current assets
Non-current available-for-sale financial assets		156
Deposits [member]
Current assets
Current Financial Assets At Amortised Cost	17,020
Non-current assets
Other non-current financial assets	74,103
Short term Loans And Receivables[member]
Current assets
Current Financial Assets At Amortised Cost	16,116
Equity securities [member]
Non-current assets
Financial asset at fair value through profit or loss	13,681
Non-current available-for-sale financial assets		4,980
Equity securities [member] | Intellectual Discovery Co., Ltd. [member]
Non-current assets
Financial asset at fair value through profit or loss	4,598
Non-current available-for-sale financial assets		729
Equity securities [member] | Kyulux, Inc. [member]
Non-current assets
Financial asset at fair value through profit or loss	2,460
Non-current available-for-sale financial assets		1,968
Equity securities [member] | Fineeva Co., Ltd [member]
Non-current assets
Financial asset at fair value through profit or loss	286
Equity securities [member] | ARCH Venture Fund Vill, L.P. [member]
Non-current assets
Financial asset at fair value through profit or loss	6,337
Non-current available-for-sale financial assets		2,283
Convertible bonds [member]
Non-current assets
Financial asset at fair value through profit or loss	1,327
Debt Instruments [member] | Government bonds [member]
Non-current assets
Non-current available-for-sale financial assets	55
Long term Loans And Receivables [member]
Non-current assets
Other non-current financial assets	₩ 55,048
Deposits [member]
Non-current assets
Other non-current financial assets		19,898
Long-term loans [member]
Non-current assets
Other non-current financial assets		₩ 32,408